Segment Information - Summary of Financial Position (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)		Dec. 31, 2016 BRL (R$)	[1]
Statement of financial position:
Cash and cash equivalents	R$ 8,472,274		R$ 3,621,798	[1]		R$ 4,555,177	[1]	R$ 4,499,588
Marketable securities	3,115,503		4,202,835
Trade receivables	1,814,394		1,588,192
Derivative financial instruments	3,824,410		2,548,857
Inventories	787,322		716,290
Other financial assets	151,763
Other current assets	1,604,249		1,691,209
Other non-current assets	4,554,767		4,144,752
Investments in associates	377,707		378,519
Investments in joint ventures	7,548,960		8,077,907			8,447,799
Right-of-use assets	4,469,730	$ 4,469,730			$ 1,803,982
Property, plant and equipment	12,153,136		12,417,822
Intangible assets and goodwill	16,843,659		16,972,535
Loans, borrowings and debentures	(29,052,215)		(22,574,313)			(21,688,946)
Lease	(4,594,888)		(553,350)
Derivative financial instruments	(81,051)		(25,714)
Trade payables	(2,190,264)		(1,923,920)
Employee benefits payables	(381,337)		(339,968)
Preferred shareholders payable in subsidiaries	(611,537)		(1,097,490)			(1,442,680)
Other current liabilities	(2,254,126)		(1,737,254)
Other non-current liabilities	(10,311,975)		(10,139,351)
Total assets (net of liabilities) allocated by segment	16,240,481		17,969,356			17,059,413
Total assets	65,717,874		56,360,716
Shareholders' equity attributable to:
Owners of the Company	5,401,865		6,614,403
Non-controlling interests	10,838,616		11,354,953
Total shareholders' equity	16,240,481		17,969,356			R$ 17,059,413
Operating segments [member] | Raizen Energia S.A. [member]
Statement of financial position:
Cash and cash equivalents	2,715,055		2,437,571
Trade receivables	1,135,079		1,061,297
Derivative financial instruments	2,139,240		1,956,616
Inventories	4,592,428		3,618,573
Other financial assets	602,542		516,519
Other current assets	7,125,332		3,203,838
Other non-current assets	4,196,166		4,141,547
Investments in joint ventures	577,008		567,785
Biological assets	734,495		740,473
Right-of-use assets	4,017,503
Property, plant and equipment	11,342,326		10,912,819
Intangible assets and goodwill	3,666,186		3,626,819
Loans, borrowings and debentures	(15,653,705)		(12,702,418)
Lease	(3,504,501)
Derivative financial instruments	(1,422,923)		(1,223,260)
Trade payables	(5,101,474)		(3,090,299)
Employee benefits payables	(360,414)		(343,670)
Other current liabilities	(4,317,609)		(2,448,741)
Other non-current liabilities	(2,046,961)		(1,305,251)
Total assets (net of liabilities) allocated by segment	10,435,773		11,670,218
Total assets	42,843,360		32,783,857
Shareholders' equity attributable to:
Owners of the Company	10,358,052		11,632,885
Non-controlling interests	77,721		37,333
Total shareholders' equity	10,435,773		11,670,218
Operating segments [member] | Raizen Combustiveis [member] | Brazil [member]
Statement of financial position:
Cash and cash equivalents	1,036,151		864,105
Trade receivables	2,455,365		2,747,503
Derivative financial instruments	911,874		639,976
Inventories	3,007,893		2,078,003
Other current assets	4,026,776		3,045,745
Other non-current assets	4,231,350		3,508,485
Investments in associates	2,612,576		(266)
Investments in joint ventures	727,936		266
Right-of-use assets	97,374
Property, plant and equipment	2,595,878		2,292,355
Intangible assets and goodwill	2,548,927		2,513,923
Loans, borrowings and debentures	(5,745,735)		(4,665,127)
Lease	(103,807)
Derivative financial instruments	(325,018)		(31,469)
Trade payables	(2,568,885)		(1,603,481)
Employee benefits payables	(77,692)		(73,481)
Other current liabilities	(5,859,807)		(4,520,490)
Other non-current liabilities	(4,492,725)		(5,028,754)
Total assets (net of liabilities) allocated by segment	5,078,431		1,767,293
Total assets	24,252,100		17,690,095
Shareholders' equity attributable to:
Owners of the Company	4,808,076		1,533,603
Non-controlling interests	270,355		233,690
Total shareholders' equity	5,078,431		1,767,293
Operating segments [member] | Raizen Combustiveis [member] | ARGENTINA
Statement of financial position:
Cash and cash equivalents	266,309		490,960
Trade receivables	442,204		372,202
Derivative financial instruments	5,164		0
Inventories	1,099,632		1,284,087
Other current assets	882,624		1,122,633
Other non-current assets	62,869		66,117
Investments in associates	276		266
Right-of-use assets	476,251
Property, plant and equipment	3,304,040		3,182,272
Intangible assets and goodwill	9,637		8,591
Loans, borrowings and debentures	(912,807)		(971,268)
Lease	(439,860)
Derivative financial instruments			0
Trade payables	(943,789)		(1,003,917)
Employee benefits payables	(48,752)		(36,829)
Other current liabilities	(856,185)		(624,633)
Other non-current liabilities	(734,761)		(834,456)
Total assets (net of liabilities) allocated by segment	2,612,852		3,056,025
Total assets	6,549,006		6,527,128
Shareholders' equity attributable to:
Owners of the Company	2,612,852		3,056,025
Non-controlling interests			0
Total shareholders' equity	2,612,852		3,056,025
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Statement of financial position:
Cash and cash equivalents	1,083,410		602,618
Marketable securities	200,233		1,124,723
Trade receivables	987,397		695,147
Derivative financial instruments	374,730		368,928
Inventories	89,586		65,259
Other current assets	315,744		641,042
Other non-current assets	685,264		282,573
Right-of-use assets	10,128
Intangible assets and goodwill	8,291,608		8,279,592
Loans, borrowings and debentures	(5,244,942)		(3,651,545)
Lease	(10,843)
Trade payables	(1,154,206)		(1,012,895)
Employee benefits payables	(59,928)		(63,520)
Other current liabilities	(683,555)		(159,060)
Other non-current liabilities	(1,998,107)		(2,009,997)
Total assets (net of liabilities) allocated by segment	2,886,519		5,162,865
Total assets	12,038,100		12,059,882
Shareholders' equity attributable to:
Owners of the Company	2,861,954		4,175,508
Non-controlling interests	24,565		987,357
Total shareholders' equity	2,886,519		5,162,865
Operating segments [member] | Moove cash generating unit [member]
Statement of financial position:
Cash and cash equivalents	610,605		206,702
Marketable securities	43,856		13,033
Trade receivables	427,714		446,645
Derivative financial instruments	17,005		29,976
Inventories	449,211		385,901
Other financial assets	134,636
Other current assets	165,070		161,076
Other non-current assets	156,623		750,088
Investments in associates	365		13,799
Right-of-use assets	22,592
Property, plant and equipment	310,007		321,746
Intangible assets and goodwill	1,161,426		1,191,627
Loans, borrowings and debentures	(670,263)		(759,169)
Lease	(27,431)
Derivative financial instruments	(1,801)		(3,880)
Trade payables	(515,759)		(452,300)
Employee benefits payables	(70,068)		(37,850)
Other current liabilities	(217,706)		(499,759)
Other non-current liabilities	(408,386)		(794,110)
Total assets (net of liabilities) allocated by segment	1,587,696		973,525
Total assets	3,499,110		3,520,593
Shareholders' equity attributable to:
Owners of the Company	1,107,136		966,465
Non-controlling interests	480,560		7,060
Total shareholders' equity	1,587,696		973,525
Operating segments [member] | Logistics [member]
Statement of financial position:
Cash and cash equivalents	1,963,018		143,710
Marketable securities	1,751,853		2,843,435
Trade receivables	399,249		438,062
Derivative financial instruments	1,624,023		892,461
Inventories	248,456		263,386
Other current assets	604,988		413,267
Other non-current assets	2,638,286		2,693,158
Investments in associates	52,012		44,001
Right-of-use assets	4,410,952
Property, plant and equipment	11,770,168		11,916,818
Intangible assets and goodwill	7,375,033		7,493,882
Loans, borrowings and debentures	(11,720,477)		(10,594,381)
Lease	(4,529,139)		(553,350)
Derivative financial instruments	(482)
Trade payables	(513,325)		(451,637)
Employee benefits payables	(216,685)		(207,397)
Other current liabilities	(711,305)		(770,695)
Other non-current liabilities	(6,531,054)		(6,263,836)
Total assets (net of liabilities) allocated by segment	8,615,571		8,300,884
Total assets	32,838,038		27,142,180
Shareholders' equity attributable to:
Owners of the Company	1,746,668		1,661,512
Non-controlling interests	6,868,903		6,639,372
Total shareholders' equity	8,615,571		8,300,884
Unallocated amounts [member] | Cosan Corporate [member]
Statement of financial position:
Cash and cash equivalents	4,815,241		2,668,768
Marketable securities	1,119,561		221,644
Trade receivables	34		8,338
Derivative financial instruments	1,808,652		1,257,492
Inventories	69		1,744
Other financial assets	17,127
Other current assets	1,307,712		1,016,569
Other non-current assets	1,562,823		1,536,566
Investments in associates	12,760,443		13,111,569
Investments in joint ventures	7,548,960		8,077,907
Right-of-use assets	26,058
Property, plant and equipment	72,961		179,258
Intangible assets and goodwill	15,592		7,434
Loans, borrowings and debentures	(11,416,533)		(7,569,218)
Lease	(27,475)
Derivative financial instruments	(78,768)		(21,834)
Trade payables	(6,974)		(7,088)
Employee benefits payables	(34,656)		(31,201)
Preferred shareholders payable in subsidiaries	(611,537)		(1,097,490)
Other current liabilities	(1,113,182)		(849,832)
Other non-current liabilities	(2,180,300)		(2,187,599)
Total assets (net of liabilities) allocated by segment	15,585,808		16,323,027
Total assets	31,055,233		28,087,289
Shareholders' equity attributable to:
Owners of the Company	5,401,865		16,322,616
Non-controlling interests	10,183,943		411
Total shareholders' equity	15,585,808		16,323,027
Deconsolidation effects IFRS 11 [member]
Statement of financial position:
Cash and cash equivalents	(4,017,515)		(3,792,636)
Trade receivables	(4,032,648)		(4,181,002)
Derivative financial instruments	(3,056,278)		(2,596,592)
Inventories	(8,699,953)		(6,980,663)
Other financial assets	(602,542)		(516,519)
Other current assets	(12,034,732)		(7,372,216)
Other non-current assets	(8,490,385)		(7,716,149)
Investments in associates	(2,612,852)
Investments in joint ventures	(1,304,944)		(568,051)
Biological assets	(734,495)		(740,473)
Right-of-use assets	(4,591,128)
Property, plant and equipment	(17,242,244)		(16,387,446)
Intangible assets and goodwill	(6,224,750)		(6,149,333)
Loans, borrowings and debentures	22,312,247		18,338,813
Lease	4,048,168
Derivative financial instruments	1,747,941		1,254,729
Trade payables	8,614,148		5,697,697
Employee benefits payables	486,858		453,980
Other current liabilities	11,033,601		7,593,864
Other non-current liabilities	7,274,447		7,168,461
Total assets (net of liabilities) allocated by segment	(18,127,056)		(16,493,536)
Total assets	(73,644,466)		(57,001,080)
Shareholders' equity attributable to:
Owners of the Company	(17,778,980)		(16,222,513)
Non-controlling interests	(348,076)		(271,023)
Total shareholders' equity	(18,127,056)		(16,493,536)
Elimination of intersegment amounts [member]
Statement of financial position:
Other current assets	(789,265)		(540,745)
Other non-current assets	(488,229)		(1,117,633)
Investments in associates	(12,435,113)		(12,790,850)
Other current liabilities	471,622		542,092
Other non-current liabilities	805,872		1,116,191
Total assets (net of liabilities) allocated by segment	(12,435,113)		(12,790,945)
Total assets	(13,712,607)		(14,449,228)
Shareholders' equity attributable to:
Owners of the Company	(5,715,758)		(16,511,698)
Non-controlling interests	(6,719,355)		3,720,753
Total shareholders' equity	R$ (12,435,113)		R$ (12,790,945)

[1]	For details on this restated, see note 24.